Janus Henderson Triton Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares/Principal/ Contract Amounts	Value
Common Stocks – 98.4%
Aerospace & Defense – 1.2%
Standardaero Inc*	1,738,070	$49,847,848
Voyager Technologies Inc - Class A*,#	553,993	14,481,377
		64,329,225
Biotechnology – 14.1%
Arcellx Inc*	170,088	11,089,738
Ascendis Pharma A/S (ADR)*	284,121	60,585,962
Avidity Biosciences Inc*	1,185,070	85,479,099
Bridgebio Pharma Inc*	820,834	62,785,593
Centessa Pharmacuticals PLC (ADR)*	874,810	21,878,998
Crinetics Pharmaceuticals Inc*	490,770	22,845,344
IDEAYA Biosciences Inc*	866,547	29,956,530
Insmed Inc*	233,791	40,688,986
Janux Therapeutics Inc*	454,642	6,274,060
Madrigal Pharmaceuticals Inc*	82,271	47,909,694
Mirum Pharmaceuticals Inc*	798,067	63,039,312
Nuvalent Inc - Class A*	194,781	19,593,021
Praxis Precision Medicines Inc*	246,752	72,727,685
Protagonist Therapeutics Inc*	521,133	45,515,756
PTC Therapeutics Inc*	379,299	28,811,552
Revolution Medicines Inc*	688,773	54,860,769
Soleno Therapeutics Inc*	629,641	29,152,378
Travere Therapeutics Inc*	765,402	29,246,010
Vaxcyte Inc*	681,671	31,452,300
Xenon Pharmaceuticals Inc*	472,459	21,175,612
		785,068,399
Building Products – 2.1%
Carlisle Cos Inc	124,177	39,719,255
Zurn Water Solutions Corp	1,686,804	78,419,518
		118,138,773
Capital Markets – 3.7%
Cboe Global Markets Inc	293,757	73,733,007
Hamilton Lane Inc	226,015	30,356,075
LPL Financial Holdings Inc	286,536	102,342,063
		206,431,145
Chemicals – 2.4%
Perimeter Solutions Inc*	1,034,798	28,487,989
Sensient Technologies Corp	1,132,158	106,366,244
		134,854,233
Commercial Services & Supplies – 3.6%
Clean Harbors Inc*	294,717	69,105,242
Driven Brands Holdings Inc*,#	1,713,872	25,399,583
Rentokil Initial PLC (ADR)	3,542,258	104,354,921
		198,859,746
Construction & Engineering – 3.3%
APi Group Corp*	1,728,071	66,115,997
Legence Corp - Class A*	1,414,076	60,861,831
Sterling Construction Co Inc*	183,987	56,342,339
		183,320,167
Containers & Packaging – 2.5%
Crown Holdings Inc	948,157	97,631,727
Silgan Holdings Inc	1,056,806	42,663,258
		140,294,985
Diversified Consumer Services – 0.9%
Bright Horizons Family Solutions Inc*	324,328	32,886,859
Stride Inc*	274,312	17,811,078
		50,697,937
Diversified Financial Services – 3.4%
Euronet Worldwide Inc*	734,637	55,913,222
Shift4 Payments Inc - Class A*,#	921,457	58,024,147
Walker & Dunlop Inc	642,212	38,629,052
WEX Inc*	242,197	36,082,509
		188,648,930
Diversified Telecommunication Services – 2.2%
AST SpaceMobile Inc*,#	1,662,167	120,723,189

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Electric Utilities – 1.4%
NRG Energy Inc	473,142	$75,343,132
Electronic Equipment, Instruments & Components – 8.2%
Flex Ltd*	2,179,596	131,691,190
Itron Inc*	340,081	31,579,922
Mirion Technologies Inc*	2,967,401	69,496,531
OSI Systems Inc*	373,870	95,359,282
Teledyne Technologies Inc*	248,516	126,924,577
		455,051,502
Food & Staples Retailing – 1.8%
Casey's General Stores Inc	177,845	98,296,710
Food Products – 0.8%
Premium Brands Holdings Corp#	610,052	45,211,592
Health Care Equipment & Supplies – 7.9%
Glaukos Corp*	1,090,034	123,075,739
Globus Medical Inc*	1,120,039	97,790,605
ICU Medical Inc*	377,923	53,918,274
Inspire Medical Systems Inc*	150,940	13,921,196
Lantheus Holdings Inc*	919,430	61,188,067
Penumbra Inc*	169,564	52,719,143
STERIS PLC	131,748	33,400,753
		436,013,777
Health Care Providers & Services – 1.0%
HealthEquity Inc*	422,022	38,661,435
Lumexa Imaging Holdings Inc*,#	1,033,387	19,117,660
		57,779,095
Hotels, Restaurants & Leisure – 3.7%
Aramark	2,388,830	88,052,274
Churchill Downs Inc	387,248	44,061,077
Sportradar Group AG - Class A*	1,381,311	32,833,763
Wingstop Inc	167,739	40,004,074
		204,951,188
Household Durables – 0.8%
Cavco Industries Inc*	49,114	29,013,604
Dream Finders Homes Inc - Class A*	861,061	14,724,143
		43,737,747
Insurance – 1.8%
Axis Capital Holdings Ltd	708,354	75,857,630
Palomar Holdings Inc*	199,475	26,881,251
		102,738,881
Interactive Media & Services – 0.3%
Ziff Davis Inc*	526,736	18,514,770
Life Sciences Tools & Services – 0.4%
OmniAb Inc - 12.5 Earnout*	340,494	196,056
OmniAb Inc - 15 Earnout*	340,494	162,586
PerkinElmer Inc	233,670	22,607,573
		22,966,215
Machinery – 4.1%
Crane Co	201,743	37,207,462
Donaldson Co Inc	290,139	25,723,724
Gates Industrial Corp PLC*	2,726,368	58,535,121
ITT Inc	347,002	60,208,317
SPX Technologies Inc*	219,190	43,851,151
		225,525,775
Multiline Retail – 0.8%
Global-E Online Ltd*	1,092,023	42,927,424
Oil, Gas & Consumable Fuels – 1.0%
Magnolia Oil & Gas Corp	2,629,514	57,560,061
Personal Products – 0.9%
BellRing Brands Inc*	560,629	14,985,613
elf Beauty Inc*	118,947	9,044,730
Oddity Tech Ltd - Class A*	637,002	25,594,740
		49,625,083
Pharmaceuticals – 3.0%
Edgewise Therapeutics Inc*	358,567	8,897,840
Ligand Pharmaceuticals Inc*	530,895	100,376,318
Structure Therapeutics Inc (ADR)*	470,766	32,741,775
Tarsus Pharmaceuticals Inc*	285,878	23,407,691
		165,423,624

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Professional Services – 7.1%
Broadridge Financial Solutions Inc	352,171	$78,594,002
CACI International Inc - Class A*	107,851	57,464,091
CBIZ Inc*	451,384	22,772,323
MAXIMUS Inc	362,124	31,258,544
Parsons Corp*	369,147	22,813,284
SS&C Technologies Holdings Inc	1,666,704	145,703,264
UL Solutions Inc - Class A	460,643	36,326,307
		394,931,815
Real Estate Management & Development – 0.6%
Colliers International Group Inc - Subordinate Voting Shares	242,451	35,642,722
Road & Rail – 1.1%
Saia Inc*	188,595	61,580,039
Semiconductor & Semiconductor Equipment – 4.5%
Credo Technology Group Holding Ltd*	348,332	50,121,491
Entegris Inc	321,911	27,121,002
MACOM Technology Solutions Holdings Inc*	332,618	56,970,811
ON Semiconductor Corp*	1,040,892	56,364,302
Tower Semiconductor Ltd*	496,365	58,283,178
		248,860,784
Software – 4.5%
Alkami Technology Inc*	1,642,425	37,890,745
Blackbaud Inc*	780,572	49,425,819
Clearwater Analytics Holdings Inc - Class A*	1,412,659	34,073,335
Consensus Cloud Solutions Inc*,£	1,258,088	27,451,480
Dynatrace Inc*	1,133,791	49,138,502
Klaviyo Inc - Class A*	618,409	20,079,740
Procore Technologies Inc*	439,294	31,954,246
		250,013,867
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	422,038	53,421,570
Textiles, Apparel & Luxury Goods – 1.8%
Gildan Activewear Inc	1,194,765	74,625,022
On Holding AG - Class A*	507,293	23,578,979
		98,204,001
Trading Companies & Distributors – 0.5%
SiteOne Landscape Supply Inc*	207,249	25,814,935
Total Common Stocks (cost $3,104,932,547)		5,461,503,038
Private Placements – 0.7%
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	16,649,170	15,394,322
Professional Services – 0%
IntelyCare Inc*,¢,§	1,023,958	1,341,385
Software – 0.4%
Loadsmart Inc - Series A*,¢,§	377,303	5,195,462
Loadsmart Inc - Series D*,¢,§	1,075,313	14,807,060
		20,002,522
Total Private Placements (cost $64,532,980)		36,738,229
Rights – 0.1%
Biotechnology – 0.1%
89bio Inc (CVR)*,¢	2,270,649	772,021
Akero Therapeutics Inc (CVR)*,¢	358,647	233,121
Metsera Inc (CVR)*,#,¢	566,907	2,777,844
Total Rights (cost $233,120)		3,782,986
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $54,186,196)	54,172,594	54,188,846
Investments Purchased with Cash Collateral from Securities Lending – 1.7%
Investment Companies – 1.4%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	76,611,931	76,611,931
Time Deposits – 0.3%
Royal Bank of Canada, 3.7000%, 1/2/26	$19,152,983	19,152,983
Total Investments Purchased with Cash Collateral from Securities Lending (cost $95,764,914)		95,764,914

	Shares/Principal/ Contract Amounts	Value
OTC Purchased Options – Calls – 0.1% Counterparty/Reference Asset
Morgan Stanley & Co International PLC:
Travere Therapeutics Inc, Notional amount $13,488,130, premiums paid $1,475,540, unrealized appreciation $4,458,099, exercise price $22.50, expires 3/20/26*	3,530	$5,933,639
Total Investments (total cost $3,321,125,297) – 102.0%		5,657,911,652
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(110,128,075)
Net Assets – 100%		$5,547,783,577

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,138,107,006	90.8%
Canada	170,873,658	3.0
Israel	126,805,342	2.2
United Kingdom	104,354,921	1.9
Denmark	60,585,962	1.1
Switzerland	57,184,763	1.0
Total	$5,657,911,652	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Common Stocks - 0.5%
Software - 0.5%
Consensus Cloud Solutions Inc*
	$39,222,313	$-	$(1,969,566)	$(1,517,128)	$(8,284,139)	$27,451,480	1,258,088	$-
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	11,453,320	466,992,213	(424,253,647)	(5,690)	2,650	54,188,846	54,172,594	624,475
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	60,259,474	239,350,312	(222,997,855)	-	-	76,611,931	76,611,931	62,239 ∆
Total Affiliated Investments - 2.9%
	$110,935,107	$706,342,525	$(649,221,068)	$(1,522,818)	$(8,281,489)	$158,252,257	132,042,613	$686,714

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	3/5/26	58,961,000	$(78,465,888)	$982,530
Canadian Dollar	3/5/26	(8,258,000)	5,986,791	(46,906)
				935,624
Barclays Capital, Inc.:
British Pound	3/5/26	(19,870,000)	26,453,418	(320,892)
Canadian Dollar	3/5/26	(33,589,000)	24,352,494	(189,268)
				(510,160)
BNP Paribas:
Canadian Dollar	3/5/26	(1,542,000)	1,118,607	(8,053)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
British Pound	3/5/26	(36,539,000)	$48,629,477	$(605,877)
Canadian Dollar	3/5/26	56,627,000	(41,052,359)	322,089
				(283,788)
Goldman Sachs & Co. LLC:
British Pound	3/5/26	1,634,000	(2,207,639)	(5,866)
British Pound	3/5/26	(24,501,000)	32,620,754	(393,708)
Canadian Dollar	3/5/26	6,046,000	(4,382,652)	34,850
				(364,724)
HSBC Securities (USA), Inc.:
British Pound	3/5/26	1,049,000	(1,396,553)	16,947
British Pound	3/5/26	(3,144,000)	4,203,688	(32,770)
Canadian Dollar	3/5/26	(45,721,000)	33,160,569	(245,424)
				(261,247)
JPMorgan Chase Bank, National Association:
British Pound	3/5/26	11,155,000	(14,853,989)	177,084
Canadian Dollar	3/5/26	(21,143,000)	15,334,747	(113,360)
				63,724
Morgan Stanley & Co. International PLC:
British Pound	3/5/26	12,631,000	(16,827,347)	192,599
British Pound	3/5/26	(1,989,000)	2,662,532	(17,594)
Canadian Dollar	3/5/26	(42,549,000)	30,865,084	(223,291)
				(48,286)
State Street Bank and Trust Company:
British Pound	3/5/26	(73,711,666)	98,203,252	(1,121,307)
Canadian Dollar	3/5/26	7,209,000	(5,228,126)	39,121
				(1,082,186)
Total				$(1,559,096)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	6,100	55.00	USD	1/16/26	$(44,304,300)	$3,445,280	$(7,659,264)	$(11,104,544)
Goldman Sachs & Co LLC:
Ast Spacemobile Inc	3,200	60.00	USD	6/18/26	(23,241,600)	2,457,690	(5,686,123)	(8,143,813)
Total OTC Written Options						$5,902,970	$(13,345,387)	$(19,248,357)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$191,313,251
Average amounts sold - in USD	357,398,190
Options:
Average value of option contracts purchased	4,571,768
Average value of option contracts written	16,943,712

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2025 is $40,521,215, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
IntelyCare Inc	3/29/22	$25,081,954	$1,341,385	0.0%
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	10,776,009	15,394,322	0.3
Loadsmart Inc - Series A	1/4/22	7,168,757	5,195,462	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	14,807,060	0.3
Total		$64,532,980	$36,738,229	0.7%
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Food Products	$-	$45,211,592	$-
Life Sciences Tools & Services	22,607,573	358,642	-
All Other	5,393,325,231	-	-
Private Placements	-	-	36,738,229
Rights	-	-	3,782,986
Investment Companies	-	54,188,846	-
Investments Purchased with Cash Collateral from Securities Lending	-	95,764,914	-
OTC Purchased Options – Calls	-	5,933,639	-
Total Investments in Securities	$5,415,932,804	$201,457,633	$40,521,215
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,765,220	-
Total Assets	$5,415,932,804	$203,222,853	$40,521,215
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$3,324,316	$-
OTC Options Written, at Value	-	19,248,357	-
Total Liabilities	$-	$22,572,673	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70250 02-26